BUSINESS DESCRIPTION	12 Months Ended
Dec. 31, 2020
Business Description
BUSINESS DESCRIPTION

NOTE 1: BUSINESS DESCRIPTION

Data443 Risk Mitigation, Inc. (the “Company”) was incorporated as a Nevada corporation on May 4, 1998. On October 15, 2019, the Company changed its name from LandStar, Inc. to Data443 Risk Mitigation, Inc. within the state of Nevada.